Prepaid expenses and deposits - Schedule of prepaid expenses and deposits (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Deposits [Abstract]
Insurance	$ 116,649	$ 246,752
Research and development	602,497	0
Other prepaids and deposits	647,275	322,649
Prepaid expenses and deposits	$ 1,366,421	$ 569,401